Regulatory Matters and Restrictions on Dividends - Summary of Basel III Minimum Requirements After Giving Effect to the Buffer (Detail)	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I Ratio	13.70%	13.40%
Tier I Capital to Risk Weighted Assets Ratio	15.00%	14.70%
Total Capital to Risk Weighted Assets Ratio	4.00%	4.00%
2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I Ratio	5.125%
Tier I Capital to Risk Weighted Assets Ratio	6.625%
Total Capital to Risk Weighted Assets Ratio	8.625%
2017 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I Ratio	5.75%
Tier I Capital to Risk Weighted Assets Ratio	7.25%
Total Capital to Risk Weighted Assets Ratio	9.25%
2018 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I Ratio	6.375%
Tier I Capital to Risk Weighted Assets Ratio	7.875%
Total Capital to Risk Weighted Assets Ratio	9.875%
2019 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I Ratio	7.00%
Tier I Capital to Risk Weighted Assets Ratio	8.50%
Total Capital to Risk Weighted Assets Ratio	10.50%